Operating Expenses Before Credit Impairment Charges, Provisions and Charges - Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Expenses by nature [abstract]
Staff costs	£ 652	£ 621
Other administration expenses	490	476
Depreciation, amortisation and impairment	152	135
Total operating expenses before impairment losses, provisions and charges	£ 1,294	£ 1,232